Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 2019 [Member]
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Accounting Principles

The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of

America (“U.S.”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Plan administrator and the Company to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from these estimates.

Payable to Purchase Shares

Payable to Purchase Shares represents cash contributed to the Plan in the offering period that began on July 1, 2025 and ended on December 31, 2025, that was used to purchase shares in January 2026. Participants purchased, in the aggregate, 3,631 shares in January 2026 at a purchase price of $5.9330 per share related to the final offering period ending December 31, 2025.

Payable to Participants

Payable to Participants primarily represents cash contributed to the Plan in amounts greater than the cost of the maximum number of shares allowed to be purchased in a fiscal year and contribution related to fractional shares which will be carried over to the next offering period or refunded at the request of the participant.